Related Party Transactions (Details) - USD ($)	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Related party transactions
Costs and expenses	$ 27,960,000	$ 36,010,000
Interest income	88,745,000	76,747,000
Related party outstanding balance:
Accounts receivable	434,069,000		$ 502,443,000
Prepaid expenses and other current assets	374,940,000		391,502,000
Other non-current assets	746,790,000		898,422,000
Total	438,386,000		564,912,000
Credits losses on loans	2,300,000	$ 0
Accounts receivable	434,069,000		502,443,000
Accounts payable	156,243,000		161,029,000
Accrued and other liabilities	597,531,000		913,984,000
Related Parties [Member] | Loans to and interest receivable
Related party outstanding balance:
Other non-current assets	338,386,000		454,912,000
Other related parties
Related party outstanding balance:
Accounts receivable	38,900,000		48,600,000
Accounts receivable	38,900,000		48,600,000
Accounts payable	26,900,000		21,700,000
Accrued and other liabilities	$ 6,600,000		6,600,000
SINA | Related Parties [Member]
Related party transactions
Loan agreement term	1 year	1 year
Loan to SINA	$ 829,984,000	$ 830,763,000
Loan repaid by SINA	803,417,000	832,394,000
Revenue	48,603,000	63,145,000
Costs and expenses	27,960,000	36,010,000
Interest income	11,204,000	11,501,000
Related party outstanding balance:
Amount due from SINA	497,108,000		487,117,000
Payable to SINA for the acquisition of the equity of STC (Note 8)	0		218,402,000
SINA | Related Parties [Member] | Loans to and interest receivable
Related party outstanding balance:
Amount due from SINA	429,000,000.0		420,400,000
SINA | Related Parties [Member] | Revenue billed through
Related party transactions
Revenue	30,933,000	37,273,000
SINA | Related Parties [Member] | Revenue from services provided to
Related party transactions
Revenue	17,670,000	25,872,000
SINA | Related Parties [Member] | Costs and expenses incurred by Weibo but paid by SINA
Related party transactions
Costs and expenses	16,200,000	27,700,000
SINA | Related Parties [Member] | Costs and expenses related to certain of SINA's activities for which Weibo made the payments
Related party transactions
Costs and expenses	7,200,000	200,000
Alibaba | Related Parties [Member]
Related party transactions
Services provided by Alibaba	17,754,000	26,567,000
Related party outstanding balance:
Accounts receivable	52,307,000		75,347,000
Accounts receivable	52,307,000		75,347,000
Alibaba | Related Parties [Member] | Advertising and marketing revenues as an advertiser
Related party transactions
Revenue	66,717,000	64,701,000
Alibaba | Related Parties [Member] | Advertising and marketing revenues as an agent
Related party transactions
Revenue		223,000
Company A | Related Parties [Member] | Loans to and interest receivable
Related party outstanding balance:
Prepaid expenses and other current assets	100,000,000		110,000,000
Company B | Related Parties [Member] | Loans to and interest receivable
Related party outstanding balance:
Other non-current assets	$ 338,386,000		$ 454,912,000
Minimum | Related Parties [Member]
Related party outstanding balance:
Annual interest rate	4.00%
Minimum | SINA | Related Parties [Member]
Related party outstanding balance:
Annual interest rate	1.00%
Maximum | Related Parties [Member]
Related party outstanding balance:
Annual interest rate	6.50%
Maximum | SINA | Related Parties [Member]
Related party outstanding balance:
Annual interest rate	4.00%
Advertising and marketing revenues | Other related parties
Related party transactions
Revenue	$ 24,400,000	33,000,000.0
Advertising and marketing revenues | SINA | Related Parties [Member]
Related party transactions
Revenue	33,051,000	47,979,000
Value-added services revenues | Other related parties
Related party transactions
Revenue	1,100,000	6,500,000
Value-added services revenues | SINA | Related Parties [Member]
Related party transactions
Revenue	15,552,000	15,166,000
Other revenues | Other related parties
Related party transactions
Costs and expenses	$ 21,400,000	$ 24,500,000